Forward Purchase Agrement (Details) - USD ($)		2 Months Ended	12 Months Ended
	Nov. 02, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Nov. 15, 2023
Forward Purchase Agrement [Line Items]
Percentage of prepayment shortfall	0.50%
Cash from trust account					$ 36,383,179
Fair value of the prepayment				$ 14,257,648
Additional paid-in capital		$ 6,067,094		6,067,094
Fair value of the maturity consideration			$ 1,704,416
Change in fair value of forward purchase agreement		(3,268,581)	(561,099)
Gain on extinguishment of liabilities			$ 1,638,138
Forward Purchase Agreement [Member]
Forward Purchase Agrement [Line Items]
Percentage of prepayment shortfall	100.00%
Reset price (in Dollars per share)			$ 10
Dilutive offering divided (in Dollars per share)			$ 10
Recycled shares (in Shares)			50,070
Purchase price			$ 545,356
Redemption price (in Dollars per share)			$ 10.95
Purchase an additional shares (in Shares)			504,425
Acquisition term			3 years
Cash from trust account			$ 1,004,736
Share price (in Dollars per share)			$ 3
Fair value of the prepayment				$ 6,066,324
Fair value			$ 450,000
Gain on extinguishment of liabilities			$ 82,998
Minimum [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agrement [Line Items]
Number of trading days			10 days
Maximum [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agrement [Line Items]
Consecutive trading day period			30 years
Class A Common Stock [Member]
Forward Purchase Agrement [Line Items]
Redemption price (in Dollars per share)					$ 6.77
Reimbursement shares (in Shares)			90,000
Number of trading days			5 days
Class A Common Stock [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agrement [Line Items]
Restricted shares (in Shares)			450,000